FHLB and Other Borrowings	12 Months Ended
Dec. 31, 2017
Federal Home Loan Banks [Abstract]
FHLB and Other Borrowings

NOTE 10. FHLB AND OTHER BORROWINGS

The FHLB allows us to borrow, both short and long-term, on a blanket floating lien status collateralized by certain securities and loans. At December 31, 2017, the Company had additional capacity to borrow from the FHLB of $274.0 million.

Short-term borrowings

Short-term FHLB borrowings: As of December 31, 2017, the Company had $15.0 million of short-term FHLB borrowings, with an average interest rate of 1.69%. All short-term FHLB borrowings outstanding at December 31, 2017 had fixed interest rates. The Company had no short-term FHLB borrowings as of December 31, 2016.

Line of Credit: The Company entered into an unsecured line of credit with a third party lender in June 2016 which allowed it to borrow up to $10 million. The interest rate on the facility was prime rate plus 0.25% per annum, and unpaid principal and interest was due at the stated maturity on April 26, 2017. As of December 31, 2016, total borrowing capacity of $5.0 million was drawn, with an average interest rate of 4.00%.

Long-term borrowings

Line of Credit: The Company entered into an unsecured line of credit with a third party lender in May 2017 which allowed it to borrow up to $20 million. The interest rate on the facility is LIBOR plus 4.00% per annum, and unpaid principal and interest is due at the stated maturity on May 12, 2022. The line of credit may be prepaid at any time without penalty. The Company is subject to various financial covenants under this line of credit, and as of December 31, 2017 was in compliance with all covenants. As of December 31, 2017, total borrowing capacity of $12.2 million was available under this facility and $7.8 million was drawn, with an average interest rate of 5.24%.

Long-term FHLB borrowings:

Long-term borrowings from the FHLB outstanding for the periods presented are as follows:

	December 31, 2017	Range of Contractual Interest Rates	Weighted Average Interest Rate	December 31, 2016	Range of Contractual Interest Rates	Weighted Average Interest Rate
	(Dollars in thousands)
Repayable during the years ending December 31,
2017	$—	—	—	8,360	1.09% - 5.06%	1.98%
2018	1,713	1.25% - 5.02%	1.69%	6,013	1.25% - 5.02%	2.03%
2019	15,471	1.25% - 5.02%	2.06%	16,742	1.25% - 5.02%	2.03%
2020	6,968	1.48% - 5.02%	2.16%	7,248	1.48% - 5.02%	2.15%
2021	12,721	1.48% - 5.02%	2.19%	12,029	1.48% - 5.02%	2.18%
2022	13,473	1.79% - 5.02%	2.34%	6,328	1.79% - 5.02%	2.19%
2023-2031	18,277	2.10% - 5.02%	2.49%	9,296	2.17% - 5.02%	2.51%

Total long-term FHLB borrowings	$68,623			$66,016

For the years ended December 31, 2017 and 2016, the Company maintained long-term borrowings with the FHLB averaging $66.5 million and $56.3 million, respectively, with an average cost of approximately 2.05% and 1.94% respectively. Substantially all long-term FHLB borrowings outstanding at December 31, 2017 and 2016 had fixed interest rates.

The Company maintained four, unsecured Fed Funds lines of credit with commercial banks which provide for extensions of credit with an availability to borrow up to an aggregate $35.0 million as of December 31, 2017. There were no advances under these lines of credit outstanding as of December 31, 2016.